Receivables (Parenthetical) (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2014	May. 02, 2015	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit settlement amount		$ 44,203
Estimated redemptions as receivable	$ 33,646
Customers activated in credit			$ 33,646